Offsets	Mar. 13, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Intelligent Protection Management Corp.
Form or Filing Type	S-3
File Number	333-260063
Initial Filing Date	Oct. 05, 2021
Fee Offset Claimed	$ 338.35
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 39,875,000.00
Termination / Withdrawal Statement	The registrant previously filed a Registration Statement on Form S-3 with the Securities and Exchange Commission on October 5, 2021 (File No. 333-260063) (the “Prior Registration Statement”), which was declared effective on October 14, 2021, that registered an aggregate of $50,000,000 of an indeterminate amount of newly issued securities to be offered by the Company from time to time, $39,875,000 of which remains unsold as of the date of filing of this registration statement (the “Unsold Securities”). The Company hereby confirms that the offering of the Unsold Securities has been terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Intelligent Protection Management Corp.
Form or Filing Type	S-3
File Number	333-260063
Filing Date	Oct. 05, 2021
Fee Paid with Fee Offset Source	$ 338.35
Termination / Withdrawal Statement	The registrant expects to offset the registration fee due hereunder by an amount of fees that was previously paid with respect to the Unsold Securities covered by the Prior Registration Statement pursuant to Rule 457(p) under the Securities Act. The registrant previously paid a registration fee of $4,635.00 in connection with the filing of the Prior Registration Statement of which $3,696.41 relates to the Unsold Securities. Pursuant to Rule 457(p) under the Securities Act, the registrant hereby offsets the total registration fee due under this Registration Statement of $338.35 from the fees previously paid in connection with the Unsold Securities covered by the Prior Registration Statement, with $3,358.07 remaining to be applied to future filings. Accordingly, no additional registration fee is being paid in connection with the filing of this Registration Statement.